ACCRUED EXPENSES	12 Months Ended
Dec. 28, 2025
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 7 – ACCRUED EXPENSES

Accrued expenses consisted of the following at the end of the respective reporting periods:

	December 28, 2025	December 29, 2024
Accrued real estate taxes	$44,744	$46,401
Accrued payroll and payroll taxes	225,866	184,126
Accrued sales taxes payable	54,231	57,706
Accrued vacation pay	30,000	17,663
Accrued gift card liability	46,779	38,425
Other accrued expenses	20,247	27,035
	$421,867	$371,356